Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortizable intangible assets (in thousands)

	September 30, 2016		September 30, 2015
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
In-place leases (useful life 7-8 years)	$2,788	$1,175	$1,385	$836
Above Market leases (useful life 5 years)	48	23	48	19
	$2,836	$1,198	$1,433	$855

Amortizable intangible liabilities (in thousands)

	September 30, 2016		September 30, 2015
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable intangible liabilities:
Below Market leases (useful life 4-5 years)	$220	$206	$220	$176
	$220	$206	$220	$176